Registration Nos. 033-85982

811-08846

As filed with the Securities and Exchange Commission on August 11, 2011

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37	☒

(Check appropriate box or boxes)

Tributary Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

1620 Dodge Street

Omaha, NE 68197
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:
(800) 662-4203

Brittany Fahrenkrog
1620 Dodge Street
Omaha, NE 68197
(Name and Address of Agent for Service)

Copies to:

Daniel A. Peterson
Husch Blackwell LLP
190 Carondelet Plaza

Suite 600

St. Louis, MO 63105

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on the 11th day of August, 2011.

Tributary Funds, Inc.

By:	*
Name:	Stephen R. Frantz
Title:	President
Date:	August 11, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*
Stephen R. Frantz	President and Chairman of the Board of Directors	August 11, 2011

/s/ Daniel W. Koors
Daniel W. Koors	Treasurer	August 11, 2011

*
John J. McCartney	Director	August 11, 2011

*
Gary D. Parker	Director	August 11, 2011

*
Robert A. Reed	Director	August 11, 2011

/s/ Evan C. Williams
*By: Evan C. Williams	Attorney-in-Fact	August 11, 2011

* Evan C. Williams signs this document on behalf of each of the foregoing persons pursuant to the Limited Power of Attorney which is incorporated by reference to Exhibit (j)(2) to Post-Effective Amendment No. 36 on Form N-1A filed August 1, 2011.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of each Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)